Fixed Assets (Summary Of Fixed Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Furniture and equipment	$ 254,705	$ 238,075
Building and leasehold improvements	160,369	146,954
Property on operating leases	21,064	21,064
Fixed assets, gross	436,138	406,093
Less accumulated depreciation and amortization	(263,310)	(224,127)
Fixed assets, net	$ 172,828	$ 181,966